UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-07447

Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                                         Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCK—92.6%

Consumer Discretionary—5.9%
Grupo Televisa S.A. Sponsored ADR (Mexico)	3,536,663	$92,024
Kangwon Land, Inc. (South Korea)	252,756	9,034
Matahari Department Store Tbk PT (Indonesia)	35,796,436	39,538
Naspers Ltd. Class N (South Africa)	1,853,197	231,429
Sands China Ltd. (China)	43,183,823	131,169
Vipshop Holdings Ltd. ADR (Cayman Islands)(2)	3,122,031	52,450
Westlife Development Ltd. (India)(2)	2,430,308	9,641

		565,285

Consumer Staples—36.1%
Ambev S.A. ADR (Brazil)	62,296,131	305,251
AmorePacific Corp. (South Korea)	302,944	98,720
British American Tobacco Bhd (Malaysia)	2,262,093	31,061
British American Tobacco plc (United Kingdom)	10,292,921(3)	564,679
British American Tobacco plc (United Kingdom)	2,565,826(4)	141,401
China Resources Enterprise (Hong Kong)	11,326,135	21,073
Colgate Palmolive India Ltd. (India)	3,288,854	48,235
CP ALL PCL (Thailand)	98,712,200	130,376
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	3,220,532	287,433
Hindustan Unilever Ltd. (India)	13,149,062	163,293
ITC Ltd. (India)	81,139,838	406,857
LG Household & Health Care Ltd. (South Korea)	162,676	117,727
Nestle India Ltd. (India)	451,588	43,844
Orion Corp. (South Korea)	46,300	36,871
President Chain Store Corp. (Taiwan)	10,361,943	64,624
SABMiller plc (South Africa)	6,484,505	364,968
Souza Cruz S.A. (Brazil)	17,552,761	117,992
Thai Beverage PCL (Thailand)	182,530,300	88,007
Tsingtao Brewery Co., Ltd. (China)	7,586,627	33,369
Unilever Indonesia Tbk PT (Indonesia)	33,510,052	87,047
Unilever N.V. CVA (Netherlands)	2,366,891	94,921
Wal-Mart de Mexico SAB de CV (Mexico)	81,734,356	201,666

		3,449,415

Energy—0.5%
Ultrapar Participacoes S.A. (Brazil)	2,768,181	46,496

Financials—21.5%
Bangkok Bank PCL (Thailand)	16,672,521	73,234
Bank Central Asia Tbk PT (Indonesia)	169,670,931	142,452
BB Seguridade Participacoes (Brazil)	8,843,731	55,077
BM&F Bovespa S.A. (Brazil)	19,786,535	54,900

	SHARES	VALUE

Financials—(continued)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	3,431,475	$28,468
Habib Bank Ltd. (Pakistan)	28,410,823	53,757
Housing Development Finance Corp. (India)	27,837,036	515,751
Housing Development Finance Corp. Bank Ltd. (India)	23,033,041	376,270
Housing Development Finance Corp. Bank Ltd. ADR (India)	1,399,549	85,498
Kasikornbank PCL (Thailand)	16,198,174	76,223
Kotak Mahindra Bank Ltd. (India)	9,078,322	89,860
Link REIT (The) (Hong Kong)	23,487,285	129,308
Malayan Banking Bhd (Malaysia)	27,352,881	53,361
Public Bank Bhd (Malaysia)	17,316,400	69,048
Remgro Ltd. (South Africa)	8,511,938	154,853
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	387,552	91,517

		2,049,577

Health Care—4.7%
Bangkok Dusit Medical Services PCL (Thailand)	71,427,400	36,485
Cipla Ltd. (India)	11,915,054	115,671
Dr. Reddy’s Laboratories Ltd. ADR (India)	137,737	8,803
Dr.Reddy’s Laboratories Ltd. (India)	163,208	10,379
Sun Pharmaceutical Industries Ltd. (India)	20,876,306	276,246

		447,584

Industrials—0.1%
Airports of Thailand PCL (Thailand)	879,741	6,828

Information Technology—14.0%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	1,042,188	61,458
Autohome, Inc. ADR (China)(2)(5)	624,533	20,316
Baidu, Inc. Sponsored ADR (China)(2)	439,949	60,453
Bitauto Holdings Ltd. ADR (China)(2)	629,620	18,744
Cielo S.A. (Brazil)	21,558,078	200,437
HCL Technologies Ltd. (India)	10,952,150	164,250
Infosys Ltd. (India)	2,319,251	41,144
Infosys Technologies Ltd. Sponsored ADR (India)	7,465,023	142,507
NetEase, Inc. ADR (China)	830,138	99,716
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	27,136,960	108,756
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	4,925,044	102,195

1

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Information Technology—(continued)
Tata Consultancy Services Ltd. (India)	4,060,520	$160,510
Tencent Holdings Ltd. (Cayman Islands)	9,321,581	157,130

		1,337,616

Materials—2.1%
Industrias Penoles S.A.B de C.V. (Mexico)	5,344,471	73,097
Randgold Resources Ltd. (Jersey)	1,059,539	61,900
Randgold Resources Ltd. ADR (Jersey)(5)	1,167,995	69,017

		204,014

Telecommunication Services—4.4%
Advanced Info Service PCL (Thailand)	17,603,600	109,793
Bharti Airtel Ltd. (India)	6,913,896	35,679
MTN Group Ltd. (South Africa)	8,265,412	106,162
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	907,667,622	163,926

		415,560

Utilities—3.3%
CLP Holdings Ltd. (Hong Kong)	1,767,828	15,113
Power Assets Holdings Ltd. (Hong Kong)	31,305,841	296,243

		311,356

TOTAL COMMON STOCK (Identified Cost $9,304,379)		8,833,731

TOTAL LONG TERM INVESTMENTS—92.6% (Identified Cost $9,304,379)		8,833,731

SHORT-TERM INVESTMENTS—7.5%

Money Market Mutual Fund—7.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	712,869,647	712,870

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $712,870)		712,870

SECURITIES LENDING COLLATERAL—0.1%

INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.160%)(6)	12,875,560	12,876

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $12,876)		12,876

TOTAL INVESTMENTS—100.2% (Identified Cost $10,030,125)		9,559,477(1)

Other assets and liabilities, net—(0.2)%		(15,381)

NET ASSETS—100.0%	$	9,544,096

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg exchange
(4)	Shares traded on London Exchange.
(5)	All or portion of security is on loan.
(6)	Represents security purchased with cash collateral received for securities on loan.

2

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
India	28%
Brazil	9
South Africa	9
United States	8
Mexico	7
United Kingdom	7
Thailand	5
Other	27

Total	100%

† % of total investments as of September 30, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stock	$8,833,731	$3,967,709	$4,866,022
Securities Lending Collateral	12,876	12,876	—
Short-Term Investments	712,870	712,870	—

Total Investments	$9,559,477	$4,693,455	$4,866,022

There were no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $173,152 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

Securities held by the Fund with an end of period value of $1,625,392 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—6.6%

U.S. Treasury Note
0.500%, 9/30/16	$11,700	$11,711
0.500%, 1/31/17	2,675	2,676

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $14,380)		14,387

MUNICIPAL BONDS—0.1%

Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190	203

TOTAL MUNICIPAL BONDS (Identified Cost $204)		203

FOREIGN GOVERNMENT SECURITIES—0.1%

Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	235	239

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $235)		239

MORTGAGE-BACKED SECURITIES—37.8%

Agency—6.9%
FHLMC
14-DN2, M2 1.844%, 4/25/24	275	273
4.000%, 2/1/45	513	547
3.500%, 3/1/45	1,235	1,289
FNMA
6.000%, 5/1/16	9	9
4.000%, 8/1/25	129	137
3.000%, 6/1/27	324	339
2.500%, 5/1/28	891	917
2.500%, 11/1/29	912	931
3.000%, 9/1/30	3,482	3,631
4.000%, 11/1/31	545	587
5.000%, 10/1/39	411	463
4.500%, 4/1/40	170	185
3.500%, 12/1/42	729	762
3.000%, 3/1/43	1,207	1,227
3.000%, 5/1/43	364	370
4.000%, 10/1/44	1,180	1,259
3.500%, 8/1/45	1,977	2,065
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	16	15

	PAR VALUE	VALUE

Agency—(continued)
GNMA
7.000%, 7/15/23	$3	$3
7.000%, 9/15/23	11	12
7.000%, 9/15/23	2	2
7.000%, 1/15/24	5	6
7.000%, 9/15/24	8	9
7.000%, 7/15/25	5	5
7.000%, 7/15/25	13	13

		15,056

Non-Agency—30.9%
A-10 Securitization LLC
13-1, A 144A 2.400%, 11/15/25(3)	94	94
14-1, A1 144A 1.720%, 4/15/33(3)	232	232
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	212	212
American Homes 4 Rent
14-SFR1, A 144A 1.250%, 6/17/31(2)(3)	254	249
15-SFR1, A 144A 3.467%, 4/17/52(3)	199	197
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	57	59
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	35	36
Aventura Mall Trust
13-AVM, A 3.743%, 12/5/32(2)(3)	621	663
13-AVM, C 144A 3.867%, 12/5/32(2)	707	736
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(3)	218	217
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.784%, 4/10/49(2)	1,335	1,385
Banc of America Funding Trust
04-B, 2A1 2.568%, 11/20/34(2)	67	66
05-1, 1A1 5.500%, 2/25/35	200	202
06-2, 3A1 6.000%, 3/25/36	52	53
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	477	485
Banc of America Mortgage Trust
04-5, 4A1 4.750%, 6/25/19	289	290
04-7, 6A3 4.500%, 8/25/19	96	96
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	480	506
04-24CB, 1A1 6.000%, 11/25/34	311	316

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Bank of America (Merrill Lynch - Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	$509	$524
Bank of America (Merrill Lynch - Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	306
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	499	512
07-C2, A3 5.430%, 2/15/40	1,026	1,069
07-C6, A4 5.858%, 7/15/40(2)	786	819
07-C3, A4 6.097%, 7/15/44(2)	358	378
07-C7, A3 5.866%, 9/15/45(2)	560	603
Bayview Commercial Asset Trust 08-1, A3 144A 1.694%, 1/25/38(2)(3)	330	318
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	340	357
BCRR Trust 09-1, 2A1 5.858%, 7/17/40(2)(3)	154	157
Centex Home Equity Loan Trust
02-A, AF6 5.540%, 1/25/32	184	183
04-D, AF5 5.350%, 9/25/34(2)	385	403
Citigroup - Deutsche Bank Commercial Mortgage Trust
07-CD4, A4 5.322%, 12/11/49	390	403
07-CD4, AMFX 5.366%, 12/11/49(2)	975	1,008
Citigroup Commercial Mortgage Trust
07-C6, A4 5.900%, 12/10/49(2)	1,550	1,637
07-C6, A1A 5.900%, 12/10/49(2)	826	873
08-C7, AM 6.349%, 12/10/49(2)	230	247
10-RR3, MLSR 144A 5.810%, 6/14/50(2)(3)	226	237
Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB2 6.750%, 8/25/34	194	206
14-A, A 144A 4.000%, 1/1/35(2)(3)	247	255
15-A, A1 3.500%, 6/25/58(2)	488	498
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50(3)	1,593	1,592
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.989%, 12/10/49(2)	1,250	1,325
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	960	1,014
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	269	280
10-RR7, 1A 144A 5.378%, 8/12/48(2)(3)	499	514
07-C2, A3 5.542%, 1/15/49(2)	165	172

	PAR VALUE	VALUE

Non-Agency—(continued)
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	$89	$91
Deutsche Bank - UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	324	327
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	950	951
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	110	111
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(2)(3)	410	409
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.038%, 6/25/34(2)	288	293
Goldman Sachs Mortgage Securities Trust
II 07-GG10, A4 5.989%, 8/10/45(2)	1,363	1,438
07-GG,10 5.989%, 8/10/45(2)	1,824	1,941
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	284	299
05-12, AF3W 4.999%, 9/25/35(2)	60	62
Hilton USA Trust 13-HLT, EFX 144A 4.602%, 11/5/30(2)(3)	650	656
Home Equity Loan Trust 07-HI1, A3 5.720%, 3/25/37	146	147
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	134	134
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	286	287
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.266%, 4/25/34(2)	135	133
04-10, 12A3 2.743%, 1/25/35(2)	127	125
JPMorgan Chase (Bear Stearns) Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	395	408
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	235	236
06-PWR13, AM 5.582%, 9/11/41(2)	970	1,001
07- PW15, AM 5.363%, 2/11/44	355	365
07- PW17, A4 5.694%, 6/11/50(2)	830	876
07-PW18, A4 5.700%, 6/11/50	335	354
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.555%, 6/25/33(2)	379	380
03-AR4, 2A1 2.258%, 8/25/33(2)	253	250

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	$110	$120
10-CNTR, D 144A 6.390%, 8/5/32(2)(3)	575	651
15-SGP, B 144A 2.944%, 7/15/36(2)(3)	540	540
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	386	404
06-LDP7, A4 6.100%, 4/15/45(2)	426	433
06-LDP9, A3 5.336%, 5/15/47	1,257	1,299
06-LDP9, AM 5.372%, 5/15/47	585	600
07-LDP10, AM 5.464%, 1/15/49(2)	560	576
07-LD12, A4 5.882%, 2/15/51(2)	2,315	2,435
JPMorgan Chase Mortgage Trust 15-5, A2 144A 2.912%, 5/25/45(2)(3)	490	494
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	223	230
06-A2, 4A1 144A 2.718%, 8/25/34(2)(3)	223	223
04-A4, 2A1 2.545%, 9/25/34(2)	175	178
05-A4, 3A1 144A 2.310%, 7/25/35(2)(3)	251	250
14-IVR3, 2A1 144A 3.000%, 9/25/44(2)(3)	668	672
MASTR Alternative Loan Trust
04-10, 3A1 5.000%, 9/25/19	120	123
03-8, 2A1 5.750%, 11/25/33	159	166
04-4, 6A1 5.500%, 4/25/34	178	187
04-7, 9A1 6.000%, 8/25/34	160	167
05-2, 2A1 6.000%, 1/25/35	264	281
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	421	425
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	576	586
Morgan Stanley Capital I Trust
07-T27, A4 5.821%, 6/11/42(2)	1,502	1,598
08-T29, A4 6.461%, 1/11/43(2)	209	226
08-T29, AM 6.461%, 1/11/43(2)	950	1,043
06-IQ12, A4 5.332%, 12/15/43	553	569
07-IQ14, A4 5.692%, 4/15/49(2)	760	793
07-IQ14, AM 5.865%, 4/15/49(2)	428	444
07- LQ16, A4 5.809%, 12/12/49	439	467
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.987%, 6/25/44(2)(3)	667	680
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	365	368
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	409	423
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	338	352
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	894	925

	PAR VALUE	VALUE

Non-Agency—(continued)
Residential Accredit Loans, Inc. 03-QS17, CB5 5.500%, 9/25/33	$333	$343
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	103	104
Residential Funding Mortgage Securities II Home Loan Trust 03-HS2, AIIB 0.444%, 6/25/28(2)	418	394
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	53	53
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 2.579%, 2/25/34(2)	907	885
04-4, 3A2 2.513%, 4/25/34(2)	683	683
04-4, 3A1 2.513%, 4/25/34(2)	221	219
04-5, 3A2 2.453%, 5/25/34(2)	516	515
04-14, 7A 2.439%, 10/25/34(2)	381	382
Structured Asset Securities Corp. 03-37A, 2A 3.863%, 12/25/33(2)	194	195
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	237	233
Structured Asset Securities Corp. Mortgage Pass - Through Certificates
02-AL1, A3 3.450%, 2/25/32	1,032	1,020
02-AL1, A2 3.450%, 2/25/32	135	135
03-33H, 1A1 5.500%, 10/25/33	523	534
03-34A, 6A 2.637%, 11/25/33(2)	437	428
04-15, 3A3 5.500%, 9/25/34	238	241
Towd Point Mortgage Trust 15-3, A1B 144A 3.000%, 3/25/54(2)(3)	958	964
Vericrest Opportunity Loan Trust
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	216	215
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	427	425
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	137	137
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	399	398
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	97	97
Washington Mutual Mortgage Pass Through Certificates 03-S8, A2 5.000%, 9/25/18	95	97
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.900%, 5/15/43(2)	275	280
07-C30, A5 5.342%, 12/15/43	600	621
07-C30, AM 5.383%, 12/15/43	950	987
07-C31, A4 5.509%, 4/15/47	1,265	1,291
07-C32, A3 5.901%, 6/15/49(2)	915	959
07-C33, A5 6.150%, 2/15/51(2)	79	85

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.616%, 6/25/33(2)	$88	$89
03-J, 5A1 2.615%, 10/25/33(2)	355	359
04-K, 1A2 2.742%, 7/25/34(2)	415	416
04-U, A1 2.669%, 10/25/34(2)	105	105
04-Z, 2A1 2.617%, 12/25/34(2)	312	312
05-14, 2A1 5.500%, 12/25/35	116	118
WinWater Mortgage Loan Trust 14-1, A1 144A 3.992%, 6/20/44(2)(3)	693	717

		67,222

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $82,010)		82,278

ASSET-BACKED SECURITIES—21.8%

AmeriCredit Automobile Receivables Trust
12-1, C 2.670%, 1/8/18	87	88
12-3, C 2.420%, 5/8/18	369	371
12-4, D 2.680%, 10/9/18	160	162
13-2, D 2.420%, 5/8/19	800	807
14-1, D 2.540%, 5/8/20	650	655
15-3, C 2.730%, 3/8/21	615	618
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	160	172
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	390	399
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	544
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	1,000	1,004
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	900	927
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	595	604
BXG Receivables Note Trust
12-A, A 144A 2.660%, 12/2/27(3)	77	77
15-A, A 144A 2.880%, 5/2/30(3)	520	521
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	200	201
13-1, B 144A 2.240%, 1/15/19(3)	340	344
15-3, B 2.700%, 9/15/21	650	651
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	1,000	1,004
13-4, C 2.670%, 2/20/19	505	512

	PAR VALUE	VALUE
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	$469	$471
14-1A, A 144A 1.460%, 12/17/18(3)	790	789
13-2A, B 144A 3.150%, 8/15/19(3)	300	304
14-2A, B 144A 2.640%, 11/16/20(3)	425	428
CarMax Auto Owner Trust
14-4, B 2.200%, 9/15/20	700	706
15-2, C 2.390%, 3/15/21	590	591
CarNow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(3)	350	345
CCG Receivables Trust
14-1, B 144A 2.150%, 11/15/21(3)	400	402
15-1, A3 144A 1.920%, 1/17/23(3)	1,000	1,004
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	229	230
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	658	656
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	385	399
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	199	208
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	520	525
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	594	612
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	1,080	1,080
14-AA, C 144A 3.060%, 5/17/21(3)	610	617
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	83	83
14-1A, C 144A 2.640%, 10/15/19(3)	750	754
14-2A, C 144A 2.460%, 1/15/20(3)	330	330
14-3A, C 144A 3.040%, 9/15/20(3)	600	607
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	200	201
14-1A, B 144A 2.420%, 1/15/19(3)	645	648
13-1A, C 144A 3.520%, 2/15/19(3)	500	507
14-1A, C 144A 3.570%, 7/15/19(3)	150	152
14-2A, C 144A 3.260%, 12/16/19(3)	335	335
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	353	357
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	385	386
Flagship Credit Auto Trust 15-2, C 144A 4.080%, 12/15/21(3)	505	507
Ford Credit Auto Owner Trust 12-B, A4 1.000%, 9/15/17	1,040	1,041

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Global Science Finance S.A.R.L. 13-1A, A 144A 2.980%, 4/17/28(3)	$228	$229
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	522	526
GreatAmerica Leasing Receivables Funding, LLC 13-1, A4 144A 1.160%, 5/15/18(3)	415	416
Hertz Vehicle Financing LLC
11-1A, A2 144A 3.290%, 3/25/18(3)	120	123
15-2A, A 144A 2.020%, 9/25/19(2)(3)	1,080	1,080
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	1,040	1,048
14-AA, A 144A 1.770%, 11/25/26(3)	242	240
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	400	399
15-A, D 2.730%, 6/15/21	550	560
15-C, B 2.150%, 11/15/21	1,500	1,510
LEAF Receivables Funding 10 LLC 15-1, D 144A 3.740%, 5/17/21(3)	585	580
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	436	439
MVW Owner Trust 15-1A, B 144A 2.960%, 12/20/32(3)	600	605
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	336	352
OneMain Financial Issuance Trust 14-1A, A 144A 2.430%, 6/18/24(3)	800	800
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	77	80
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	304	306
12-2, D 3.870%, 2/15/18	400	407
12-6, C 1.940%, 3/15/18	271	272
12-3, C 3.010%, 4/16/18	213	214
12-5, C 2.700%, 8/15/18	150	151
12-6, D 2.520%, 9/17/18	450	455
13-1, D 2.270%, 1/15/19	550	553
13-3, C 1.810%, 4/15/19	700	702
13-5, D 2.730%, 10/15/19	540	546
Sierra Timeshare Receivables Funding LLC
10-3A, B 144A 4.440%, 11/20/25(3)	54	55
11-1A, B 144A 4.230%, 4/20/26(3)	131	131
12-3A, A 144A 1.870%, 8/20/29(3)	390	391
13-1A, A 144A 1.590%, 11/20/29(3)	93	92
14-1A, A 144A 2.070%, 3/20/30(3)	204	206
14-2A, A 144A 2.050%, 6/20/31(3)	141	142

	PAR VALUE	VALUE

Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	$42	$43
XVII 13-12, A1 144A 2.680%, 3/16/26(3)	120	120
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	474	476
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	1,450	1,467
13-C, A2A 144A 2.940%, 10/15/31(3)	325	336
SNAAC Auto Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	650	652
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	729	742
14-B, A2 144A 2.550%, 8/27/29(3)	334	335
15-A, A2 144A 2.420%, 3/25/30(3)	420	419
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	207	205
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	81	82
12-AA, A 144A 2.000%, 9/20/29(3)	82	81
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	438	441
14-3A, A 144A 3.270%, 11/21/39(3)	458	465
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)	475	482
Textainer Marine Containers Ltd. 14-1A, A 144A 3.270%, 10/20/39(3)	409	415
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	68	68
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	326	339
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	450	450
14-1A, C 144A 1.940%, 11/15/21(3)	205	206
Welk Resorts LLC
13-A, A 144A 3.100%, 3/15/29(3)	184	186
15-AA, A 144A 2.790%, 6/16/31(3)	376	377
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	34	34
Westlake Automobile Receivables Trust 14-1A, C 144A 1.700%, 11/15/19(3)	605	604

TOTAL ASSET-BACKED SECURITIES (Identified Cost $47,324)		47,571

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES—24.0%

Consumer Discretionary—1.8%
Alibaba Group Holding Ltd. 144A 2.500%, 11/28/19(3)	$600	$589
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	190	189
CCO Holdings LLC 5.250%, 3/15/21	135	133
CCO Safari II LLC 144A 4.464%, 7/23/22(3)	220	220
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	105	93
144A 5.125%, 12/15/21(3)	250	221
Marriott International, Inc. Series N, 3.125%, 10/15/21	290	294
Nielsen Finance LLC (Nielsen Finance Co.) 144A 5.000%, 4/15/22(3)	380	369
QVC, Inc. 3.125%, 4/1/19	330	329
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	285	283
Time Warner Cable, Inc. 6.750%, 7/1/18	215	239
Toll Brothers Finance Corp.
4.000%, 12/31/18	465	479
6.750%, 11/1/19	205	234
TRI Pointe Holdings, Inc. 4.375%, 6/15/19	295	291
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40

		4,003

Consumer Staples—0.2%
CVS Health Corp. 2.800%, 7/20/20	285	290
Kraft Heinz Foods Co.
144A 2.800%, 7/2/20(3)	85	85
144A 3.500%, 7/15/22(3)	90	92

		467

Energy—1.3%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	215	190
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	200	206
Kinder Morgan, Inc. 3.050%, 12/1/19	85	84
Markwest Energy Partners LP ( Markwest Energy Finance Corp.) 5.500%, 2/15/23	290	282
Newfield Exploration Co.
5.750%, 1/30/22	55	53
5.625%, 7/1/24	265	252

	PAR VALUE	VALUE

Energy—(continued)
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	$365	$334
Regency Energy Partners LP (Regency Energy Finance Corp.) 5.750%, 9/1/20	345	370
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	340	318
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	247
Sunoco LP (Sunoco Finance Corp.) 144A 5.500%, 8/1/20(3)	400	396

		2,732

Financials—12.7%
Aercap Ireland Capital Ltd. 4.250%, 7/1/20	165	165
Air Lease Corp. 2.625%, 9/4/18	175	175
Ally Financial, Inc. 3.250%, 2/13/18	100	99
American Campus Communities Operating Partnership LP 3.350%, 10/1/20	70	71
American Tower Trust I 144A 1.551%, 3/15/18(3)	400	397
Ares Capital Corp. 3.875%, 1/15/20	230	237
Associated Banc Corp. 5.125%, 3/28/16	90	91
Associates Corp. North America 6.950%, 11/1/18	320	365
Aviation Capital Group Corp.
144A 3.875%, 9/27/16(3)	230	233
144A 2.875%, 9/17/18(3)	115	115
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(3)	250	252
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	250	253
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16	210	216
5.490%, 3/15/19	66	73
2.650%, 4/1/19	350	354
Bank of Baroda 144A 4.875%, 7/23/19(3)	300	320
Bank of India 144A 3.250%, 4/18/18(3)	300	305
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	230	232
Barclays Bank plc 144A 6.050%, 12/4/17(3)	100	108
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	230	232
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	200	233
Block Financial LLC 4.125%, 10/1/20	315	315
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	141
Capital One Financial Corp. 6.150%, 9/1/16	625	651

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	$250	$252
Citigroup, Inc. 0.603%, 6/9/16(2)	100	99
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19	430	434
Corporate Office Properties LP 3.700%, 6/15/21	220	216
Corrections Corp of America 5.000%, 10/15/22	775	781
Daimler Finance North America LLC 144A 2.450%, 5/18/20(3)	500	489
Developers Diversified Realty Corp. 7.875%, 9/1/20	570	696
Digital Delta Holdings LLC 144A 3.400%, 10/1/20(3)	325	326
Digital Realty Trust LP 3.950%, 7/1/22	195	195
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	564
DuPont Fabros Technology LP 5.875%, 9/15/21	235	242
Fifth Third Bancorp 4.500%, 6/1/18	150	160
First Tennessee Bank N.A. 2.950%, 12/1/19	250	253
Ford Motor Credit Co. LLC 5.750%, 2/1/21	400	450
FS Investment Corp.
4.250%, 1/15/20	300	305
4.750%, 5/15/22	265	261
General Motors Financial Co., Inc.
4.750%, 8/15/17	465	483
2.400%, 4/10/18	125	124
Genworth Holdings, Inc. 7.625%, 9/24/21	600	586
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	460	466
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	735	772
7.500%, 2/15/19	50	58
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	525	518
HCP, Inc. 3.750%, 2/1/19	275	287
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	135
HSBC USA, Inc.
1.700%, 3/5/18	310	309
2.625%, 9/24/18	290	295
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	289
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	280	291
Hyundai Capital Services, Inc.
144A 1.450%, 2/6/17(3)	170	170
144A 2.125%, 10/2/17(3)	60	60

	PAR VALUE	VALUE

Financials—(continued)
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	$15	$15
4.875%, 3/15/19	20	20
5.875%, 2/1/22	200	201
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	255
Intesa San Paolo S.p.A 3.125%, 1/15/16	200	201
iStar Financial, Inc.
4.000%, 11/1/17	125	121
5.000%, 7/1/19	250	239
Jefferies Group LLC 5.125%, 4/13/18	150	157
JPMorgan Chase & Co.
6.125%, 6/27/17	200	215
2.250%, 1/23/20	540	536
Series Z, 5.300%, 12/29/49(2)(5)(6)	50	49
KeyCorp. 5.100%, 3/24/21	185	205
Korea Development Bank 3.875%, 5/4/17	250	259
Lazard Group LLC 4.250%, 11/14/20	350	371
Lincoln National Corp.
8.750%, 7/1/19	225	275
6.050%, 4/20/67(2)(5)	75	63
Macquarie Bank Ltd. 144A 2.000%, 8/15/16(3)	230	232
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	76
McGraw Hill Financial, Inc. 144A 3.300%, 8/14/20(3)	519	528
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	200
Morgan Stanley 144A 5.550%, 4/27/17(3)	710	753
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	45	47
MUFG Union Bank NA 2.625%, 9/26/18	300	305
New York Life Global Funding 144A 1.950%, 2/11/20(3)	70	70
PNC Funding Corp. 5.625%, 2/1/17	10	11
Prudential Financial, Inc. 8.875%, 6/15/38(2)(5)	100	115
Santander Holdings USA, Inc. 2.650%, 4/17/20	575	565
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	157
Select Income REIT 4.150%, 2/1/22	460	453
Senior Housing Properties Trust 3.250%, 5/1/19	125	126
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	225	225
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	225	227

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
State Street Corp. 4.956%, 3/15/18(5)	$525	$560
SunTrust Banks, Inc. 2.750%, 5/1/23	475	457
Swedbank AB 144A 1.750%, 3/12/18(3)	200	201
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	430	436
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	370	357
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	505	531
2.700%, 4/1/20	152	152
Voya Financial, Inc.
2.900%, 2/15/18	350	357
5.500%, 7/15/22	120	137
Wells Fargo & Co. 5.125%, 9/15/16	100	104
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	535	540
Willis
Group Holdings plc 4.125%, 3/15/16	125	127
North America, Inc. 6.200%, 3/28/17	40	42
XLIT Ltd. Series E, 2.300%, 12/15/18	135	136
Zions Bancorp 4.500%, 3/27/17	75	77

		27,685

Health Care—1.3%
AbbVie, Inc.
2.500%, 5/14/20	20	20
3.200%, 11/6/22	45	45
Actavis Funding SCS
3.000%, 3/12/20	85	85
3.450%, 3/15/22	90	89
Community Health Systems, Inc. 5.125%, 8/1/21	65	66
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	205	217
Fresenius US Finance II, Inc. 144A 4.500%, 1/15/23(3)	95	95
HCA, Inc.
3.750%, 3/15/19	200	199
6.500%, 2/15/20	325	354
Hologic, Inc. 144A 5.250%, 7/15/22(3)	30	30
Mallinckrodt International Finance S.A. 144A 4.875%, 4/15/20(3)	15	14
Owens & Minor, Inc. 3.875%, 9/15/21	65	66
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	65	65

	PAR VALUE	VALUE

Health Care—(continued)
Tenet Healthcare Corp.
144A 3.837%, 6/15/20(2)(3)	$140	$139
6.000%, 10/1/20	80	85
8.125%, 4/1/22	290	309
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	235	229
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	305	306
3.150%, 4/1/22	305	302
Zoetis, Inc. 1.875%, 2/1/18	25	25

		2,740

Industrials—4.3%
ADT Corp. (The) 6.250%, 10/15/21	435	451
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	74	79
01-1, G 7.100%, 4/2/21	723	789
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	215	174
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	158	170
09-2, A 7.250%, 11/10/19	794	892
12-1, B 6.250%, 4/11/20	478	499
01-1, A1 6.703%, 6/15/21	883	925
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	694	733
Masco Corp. 5.950%, 3/15/22	480	524
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	265	276
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	205	200
Textron, Inc. 4.625%, 9/21/16	635	653
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	96	104
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	1,118	1,216
07-01, A 6.636%, 7/2/22	309	329
United Rentals North America, Inc. 4.625%, 7/15/23	410	397
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	825	858

		9,269

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—0.3%
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	$65	$66
4.000%, 6/15/20	135	138
Hewlett Packard Enterprise Co.
144A 2.850%, 10/5/18(3)	155	155
144A 3.600%, 10/15/20(3)	60	60
Juniper Networks, Inc. 3.300%, 6/15/20	110	112
Oracle Corp. 2.500%, 5/15/22	190	187

		718

Materials—0.5%
Airgas, Inc. 3.050%, 8/1/20	28	28
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	186
Anglo American Capital plc 144A 3.625%, 5/14/20(3)	395	345
CRH America, Inc. 8.125%, 7/15/18	100	116
Methanex Corp. 3.250%, 12/15/19	155	155
Packaging Corp. of America 3.900%, 6/15/22	185	189

		1,019

Telecommunication Services—1.0%
AT&T, Inc. 3.000%, 6/30/22	195	190
CenturyLink, Inc. Series V 5.625%, 4/1/20	181	168
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	465	502
Frontier Communications Corp.
144A 8.875%, 9/15/20(3)	60	59
6.250%, 9/15/21	400	335
144A 10.500%, 9/15/22(3)	65	63
Sprint Communications, Inc. 6.000%, 12/1/16	115	114
Sprint Corp. 7.250%, 9/15/21	235	193
T-Mobile USA, Inc. 6.542%, 4/28/20	95	97
Telefonica Emisiones SAU 3.192%, 4/27/18	195	199
Verizon Communications, Inc.
2.500%, 9/15/16	38	39
3.650%, 9/14/18	60	63
2.550%, 6/17/19	115	116
4.600%, 4/1/21	70	76

		2,214

Utilities—0.6%
AmeriGas Partners LP
6.750%, 5/20/20	45	46
7.000%, 5/20/22	250	258
Exelon Corp. 2.850%, 6/15/20	45	45

	PAR VALUE	VALUE

Utilities—(continued)
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	$280	$299
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	204
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	330	335
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	155	142

		1,329

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $52,383)		52,176

LOAN AGREEMENTS(2)—5.9%

Consumer Discretionary—2.1%
Allison Transmission Tranche B-3, 3.500%, 8/23/19	178	179
Aristocrat Leisure Ltd. 4.750%, 10/20/21	274	274
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	165	165
Cequel Communications LLC 3.500%, 2/14/19	313	309
Charter Communications Operations LLC
Tranche F, 3.000%, 1/3/21	121	119
Tranche H, 3.250%, 8/24/21	83	83
Tranche I, 3.500%, 1/24/23	159	158
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	161	161
CSC Holdings, Inc.
Tranche B, 2.694%, 4/17/20	459	456
0.000%, 9/23/22(7)	282	281
Hanesbrands, Inc. Tranche B, 3.250%, 4/29/22	22	22
Hilton Worldwide Finance LLC 3.500%, 10/26/20	157	157
Jarden
Tranche B-1, 2.944%, 9/30/20	17	17
Tranche B-2 2.944%, 7/30/22	119	119
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	334	331
Libbey Glass, Inc. 3.750%, 4/9/21	152	152
Life Time Fitness, Inc. 4.250%, 6/10/22	231	231
MGM Resort International Tranche B 3.500%, 12/20/19	201	200
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	311	311
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20	20	20
Seminole Tribe of Florida, Inc. 3.000%, 4/29/20	171	171

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Six Flags Theme Parks, Inc. Tranche B, 3.500%, 6/30/22	$142	$142
Staples, Inc. First Lien, 0.000%, 4/23/21(7)	248	247
TI Group Auto Systems LLC 4.500%, 6/30/22	20	20
Tribune Media Co. Tranche B, 3.750%, 12/28/20	226	224

		4,549

Consumer Staples—0.9%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	203	203
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	590	590
Tranche F, 3.250%, 2/24/21	864	862
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 4.250%, 7/2/22	59	59
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) First Lien, 4.500%, 10/30/19	297	296
Prestige Brands, Inc. Tranche B-3, 5.000%, 9/3/21	18	17
Spectrum Brands, Inc. 3.750%, 6/23/22	41	42

		2,069

Energy—0.2%
MEG Energy Corp. 3.750%, 3/31/20	312	292
Paragon Offshore Finance Co. 3.750%, 7/16/21	138	56

		348

Financials—0.1%
Delos Finance S.A.R.L. 3.500%, 3/6/21	208	208

Health Care—0.8%
Alere, Inc. Tranche B, 4.250%, 6/20/22	185	185
AmSurg Corp. 3.500%, 7/16/21	31	31
Community Health Systems, Inc. (CHS) Incremental 2018, Tranche F, 3.575%, 12/31/18	330	330
Convatec, Inc. 4.250%, 6/15/20	8	8
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	100	100
Emdeon, Inc. Tranche B-2, 3.750%, 11/2/18	132	131
Endo Luxembourg Finance Co. I S.A.R.L. Tranche B, 3.750%, 6/24/22	132	132
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.000%, 5/25/18	98	98
Hill-Rom Tranche B, 3.500%, 9/8/22	18	18
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	73	73

	PAR VALUE	VALUE

Health Care—(continued)
Mallinckrodt International Finance S.A. Tranche B-1, 3.500%, 3/19/21	$25	$24
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	44	44
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	544	543
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 3.500%, 2/13/19	141	139

		1,856

Industrials—0.7%
AWAS Finance Luxembourg SA 3.500%, 7/16/18	105	105
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	397	377
DigitalGlobe, Inc. 3.750%, 1/31/20	170	170
Nortek, Inc. Incremental-1, 3.500%, 10/30/20	278	276
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	139	138
Tranche D, 3.750%, 6/4/21	66	66
Tranche E, 3.500%, 5/16/22	80	79
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	186	186
Waste Industries USA, Inc. 4.250%, 2/27/20	188	189

		1,586

Information Technology—0.4%
Infor (U.S.), Inc. Tranche B-5, 3.750%, 6/3/20	169	164
SS&C Technologies, Inc.
Tranche A-1, 2.944%, 7/8/20	19	19
Tranche A-2, 2.944%, 7/8/20	29	29
Tranche B-1, 4.000%, 7/8/22	121	121
Tranche B-2, 4.000%, 7/8/22	19	19
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E, 4.000%, 3/8/20	450	450

		802

Materials—0.2%
AZ Chem US, Inc. First Lien, 5.750%, 6/11/21	39	40
CPI Acquisition, Inc. First Lien, 6.750%, 8/17/22	200	199
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	76	62
INEOS U.S. Finance LLC 2022 Dollar 4.250%, 3/31/22	25	24
Owens-Illinois Tranche B, 3.500%, 9/1/22	50	50

		375

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—0.1%
Level 3 Financing, Inc.
Tranche B, 2020 4.000%, 1/15/20	$127	$127
Tranche B-II, 3.500%, 5/31/22	93	92

		219

Utilities—0.4%
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	229	225
Tranche C, First Lien, 5.000%, 12/17/21	10	10
NRG Energy, Inc. 2.750%, 7/1/18	592	581

		816

TOTAL LOAN AGREEMENTS (Identified Cost $12,961)		12,828

	SHARES	VALUE

PREFERRED STOCKS—0.4%

Financials—0.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	150(8)	148
JPMorgan Chase & Co. Series V, 5.000%(2)	80(8)	78
Wells Fargo & Co. Series K, 7.980%(2)(6)	325(8)	343
XLIT Ltd. Series E, 6.50%(2)	330(8)	262

TOTAL PREFERRED STOCKS (Identified Cost $907)		831

TOTAL LONG TERM INVESTMENTS—96.7% (Identified Cost $210,404)		210,513(9)

SHORT-TERM INVESTMENTS—5.2%

Money Market Mutual Fund—5.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	11,348,311	11,348

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $11,348)		11,348

TOTAL INVESTMENTS—101.9% (Identified Cost $221,752)		221,861(1)

Other assets and liabilities, net—(1.9)%		(4,069)

NET ASSETS—100.0%		$217,792

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $66,936 or 30.7% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This loan will settle after September 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Australia	1
Canada	1
Cayman Islands	1
Other	3

Total	100%

† % of total investments as of September 30, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$47,571	$—	$47,571
Corporate Bonds And Notes	52,176	—	52,176
Foreign Government Securities	239	—	239
Loan Agreements	12,828	—	12,828
Mortgage-backed Securities	82,278	—	82,278
Municipal Bonds	203	—	203
U.S. Government Securities	14,387	—	14,387
Equity Securities:
Preferred Stocks	831	—	831
Short-term Investments	11,348	11,348	—

Total Investments	$221,861	$11,348	$210,513

There were no Level 3 (Significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

MUNICIPAL BONDS(3)—97.6%

Alabama—3.0%
Jefferson County School Warrant Revenue, 5.250%, 1/1/17	$	4,000	$4,026
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25		500	525
5.000%, 12/1/25		1,000	1,132

			5,683

Arizona—2.7%
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Projects 5.000%, 12/1/24		565	679
Mesa, City of, Excise Tax Revenue 5.000%, 7/1/27		500	534
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24		1,115	1,314
5.000%, 8/1/25		2,290	2,689

			5,216

California—5.0%
California Municipal Finance Authority,
Bowles Hall Foundation Revenue 4.000%, 6/1/21		100	106
Bowles Hall Foundation Revenue 4.500%, 6/1/23		225	244
Bowles Hall Foundation Revenue 4.500%, 6/1/24		150	162
Community Medical Centers Revenue 5.000%, 2/1/27		400	456
California, State of, General Obligation,
5.000%, 10/1/23		150	151
5.000%, 2/1/24		1,500	1,812
California, State of, Public Works Board, Judicial Council Projects Revenue 5.000%, 3/1/27		500	585
Metropolitan Water District of Southern California Revenue, 3.000%, 10/1/19(2)		2,000	2,132
Oakland Unified School District, General Obligation,
5.000%, 8/1/29		1,000	1,143
5.000%, 8/1/30		500	567

		PAR VALUE	VALUE

California—(continued)
Sacramento Municipal Utility District, Cosumnes Project Revenue, (NATL-RE Insured) (Pre-refunded 7/1/16 @ $100) 5.125%, 7/1/29	$	2,000	$2,073
Temecula Valley Unified School District Financing Authority, Special Tax Revenue 5.000%, 9/1/25		175	210

			9,641

Colorado—5.6%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue 6.250%, 10/1/33		650	734
E-470 Public Highway Authority,
5.000%, 9/1/20		340	382
(NATL-RE Insured) 0.000%, 9/1/29		665	332
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23		2,135	2,603
6.250%, 11/15/28		2,250	2,802
University of Colorado,
5.000%, 6/1/19		625	712
5.000%, 6/1/24		1,000	1,170
(Pre-refunded 6/1/19 @$100) 5.625%, 6/1/22		1,650	1,923

			10,658

Connecticut—1.5%
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25		1,500	1,758
Hartford, City of, General Obligation, 5.000%, 4/1/27		1,000	1,134

			2,892

District of Columbia—2.5%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 0.000%, 10/1/41		4,000	4,762

Florida—3.8%
Brevard County Health Facilities Authority, Health First Revenue,
5.000%, 4/1/21		115	133
(Pre-refunded 4/1/19 @$100) 7.000%, 4/1/39		1,050	1,265
Lee County Transportation Facilities Revenue, (AGM Insured) 5.000%, 10/1/19		400	458

1

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Florida—(continued)
Miami Beach, City of, Stormwater Revenue, 5.250%, 9/1/23	$	1,265	$1,501
Miami-Dade, County,
Aviation Revenue, 5.000%, 10/1/24		2,425	2,849
Educational Facilities Authority, University of Miami, 5.250%, 4/1/18		1,000	1,023

			7,229

Georgia—3.0%
Athens-Clarke County Unified Government, Water and Sewer Revenue (Pre-refunded 1/1/19 @ $100) 5.625%, 1/1/28		1,500	1,725
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31		650	758
DeKalb County Water & Sewer Revenue, Series A 5.250%, 10/1/26		2,750	3,275

			5,758

Idaho—0.8%
Idaho Housing & Finance Association, Federal Grant Anticipation Revenue, 4.500%, 7/15/29		1,500	1,620

Illinois—9.3%
Chicago O’Hare International Airport,
Customer Facilities Charge Revenue, Senior Lien 5.000%, 1/1/21		1,250	1,403
Passenger Facilities Charge Revenue 5.000%, 1/1/20		750	847
Chicago Park District, (NATL Insured) 5.000%, 1/1/31		1,775	1,783
Chicago, City of,
Sales Tax Revenue 5.000%, 1/1/21		750	821
Wastewater Transmission Revenue, Second Lien 5.000%, 1/1/22		1,000	1,088
Waterworks Revenue, Second Lien 5.000%, 11/1/22		500	551
DeKalb County, Community Unit School District #428 General Obligation 0.000%, 1/1/30		1,000	491
Illinois Finance Authority,
KishHealth System Revenue 4.750%, 10/1/18		700	774
Rush University Medical Center Revenue 5.000%, 11/15/21		250	292
Rush University Medical Center Revenue (pre-refunded 11/1/18 @ 100) 7.250%, 11/1/38		1,050	1,251

		PAR VALUE	VALUE

Illinois—(continued)
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien (AGM Insured) (Pre-refunded 7/1/16 @$100) 5.000%, 1/1/21	$	3,050	$3,158
Illinois, State of, General Obligation,
5.000%, 4/1/22		815	883
5.000%, 2/1/26		1,490	1,595
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue (AGM Insured) 0.000%, 6/15/26		1,000	646
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31		1,540	1,766
5.125%, 4/1/36		500	550

			17,899

Indiana—2.8%
Indiana Finance Authority, Indiana University Health Center Revenue 5.000%, 12/1/22		800	958
Indiana University Revenue, (pre-refunded 6/1/19 @ 100) 5.250%, 6/1/23		1,320	1,523
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 6/1/19		2,500	2,830

			5,311

Iowa—1.4%
Iowa, State of, Prison Infrastructure Funding Revenue 5.000%, 6/15/27		2,250	2,598

Louisiana—1.2%
Louisiana State of, Local Government Environmental Facilities & Community Development Authority, Bossier Parish Community College Campus Facilities, Inc. Project Revenue 5.000%, 12/1/21		1,000	1,181
New Orleans Sewerage Service Revenue,
5.000%, 6/1/19		500	562
5.000%, 6/1/20		550	627

			2,370

Maine—1.9%
Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Revenue, 5.000%, 7/1/24		1,000	1,135

2

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Maine—(continued)
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	$	1,000	$1,094
5.000%, 7/1/29		580	622
5.000%, 7/1/30		770	821

			3,672

Maryland—5.6%
Baltimore Convention Center, Hotel Revenue Senior Lien, (XLCA Insured)
5.250%, 9/1/22		400	412
5.250%, 9/1/23		1,500	1,540
Maryland Economic Development Corp., Exelon Generation Co. Revenue 2.550%, 6/1/20(2)		500	497
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue, 5.000%, 7/1/32		250	274
Anne Arundel Health System Revenue, (Pre-refunded 7/1/19 @$100) 6.750%, 7/1/29		2,015	2,438
Medstar Health, Inc. Revenue 5.000%, 8/15/26		800	942
Maryland, State of, General Obligation, 4.500%, 8/1/21		3,945	4,607

			10,710

Massachusetts—2.1%
Massachusetts Bay Transportation Authority, Assessment Revenue, 5.000%, 7/1/22		1,000	1,208
Massachusetts School Building Authority, Sales Tax Revenue, 5.000%, 8/15/20		1,500	1,760
Massachusetts Water Pollution Abatement Trust, State Revolving Fund Revenue, 5.000%, 8/1/19		1,000	1,149

			4,117

Michigan—1.8%
Michigan Finance Authority, Beaumont Health Credit Group Revenue 5.000%, 8/1/27		1,250	1,432
Michigan State Building Authority, Facilities Program Lease Revenue 5.000%, 4/15/25		500	606
Michigan, State of, Federal Highway Grant Anticipation Revenue, 5.250%, 9/15/19		1,015	1,101
Royal Oak Hospital Finance Authority, William Beaumont Hospital Revenue, 5.000%, 9/1/19		200	226

			3,365

		PAR VALUE	VALUE

Missouri—4.2%
Metropolitan St. Louis Sewer District, Wastewater Revenue, 5.750%, 5/1/38	$	2,000	$2,151
Missouri Highway & Transportation Commission, First Lien State Road Revenue, 5.000%, 5/1/20		5,000	5,836

			7,987

Nebraska—0.6%
University of Nebraska - Lincoln, Student Fee Revenue, 5.000%, 7/1/22		1,000	1,124

New Jersey—3.4%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22		950	1,075
New Jersey Economic Development Authority, Cigarette Tax Revenue (AGM Insured) 5.000%, 6/15/22		3,000	3,460
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28		1,915	2,009

			6,544

New York—10.4%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue 5.000%, 7/1/23		550	633
Metropolitan Transportation Authority, Transportation Revenue 6.250%, 11/15/23		3,140	3,636
New York City General Obligation,
6.250%, 10/15/28		40	46
(Pre-refunded 10/15/18 @ $100) 6.250%, 10/15/28		960	1,116
New York City Industrial Development Agency, JFK International Airport Project, American Airlines Special Facility Revenue 2.000%, 10/1/28(2)		250	250
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29		500	563
(AMBAC Insured) 5.000%, 1/1/20		900	938
(AMBAC Insured) 5.000%, 1/1/31		470	483
New York City Municipal Water Finance Authority, Water & Sewer System Revenue,
5.750%, 6/15/40		4,590	5,156

3

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

New York—(continued)
(Pre-refunded 6/15/18 @ $100) 5.500%, 6/15/21	$500	$564
(Pre-refunded 6/15/18 @ $100) 5.500%, 6/15/22	1,000	1,128
(Pre-refunded 6/15/18 @ $100) 5.625%, 6/15/24	1,050	1,188
New York Municipal Bond Bank Agency, Special School Purpose Revenue 5.000%, 12/1/20	1,995	2,339
New York State Dormitory Authority, Orange Regional Medical Center Revenue 5.000%, 12/1/23(4)	300	335
Triborough Bridge & Tunnel Authority, Toll Revenue Surbordinate Lien 5.000%, 11/15/23	750	903
Utility Debt Securitization Authority Restructuring Charge, Electric Revenue, 5.000%, 6/15/26	500	606

		19,884

North Dakota—0.7%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,381

Ohio—2.4%
New Albany Community Authority, Community Facilities Revenue 5.000%, 10/1/24	1,250	1,466
Ohio State Juvenile Correction Facilities Project, Lease Revenue,
5.000%, 10/1/20	465	543
5.000%, 10/1/21	1,080	1,281
5.000%, 10/1/22	1,135	1,364

		4,654

Oklahoma—0.7%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, 5.000%, 1/1/29	1,250	1,432

Oregon—0.1%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	240	268

Pennsylvania—3.5%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	276

	PAR VALUE	VALUE

Pennsylvania—(continued)
Pennsylvania Turnpike Commission Authority, Turnpike Revenue Surbordinate Lien,
5.250%, 12/1/31	$2,000	$2,264
0.000%, 12/1/34	1,750	1,930
0.000%, 12/1/38	2,000	2,230

		6,700

South Carolina—1.4%
Charleston County Schools, Educational Excellence Finance Corp., Lease Revenue, 5.000%, 12/1/27	1,000	1,180
Dorchester County, Waterworks & Sewer Revenue, 5.000%, 10/1/28	1,020	1,186
South Carolina Association of Governmental Organizations Educational Facilities Corp. for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	299

		2,665

Tennessee—1.2%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,124
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	705	713
2.300%, 1/1/21	420	423

		2,260

Texas—12.1%
Dallas Independent School District General Obligation, (PSF Guaranteed) (Pre-refunded 2/15/18 @ 100) 5.250%, 2/15/30	1,850	2,048
Forney Independent School District, General Obligation,
(PSF Guaranteed) (Pre-refunded 8/15/18 @ $100) 5.750%, 8/15/33	750	854
(PSF Guaranteed) (Pre-refunded 8/15/18 @ $100) 6.000%, 8/15/37	2,000	2,298
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, (Pre-refunded 12/1/18 @ $100) 7.250%, 12/1/35	2,450	2,933
La Joya Independent School District, General Obligation, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,155

4

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Texas—(continued)
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/25	$1,015	$1,178
(AGM Insured) 5.000%, 9/1/23	1,085	1,270
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior. Lien 6.250%, 12/15/26	1,580	1,903
Corp. II, 0.913%, 12/15/15(2)	3,000	2,778
Texas Transportation Commission, General Obligation, 5.000%, 4/1/22	3,250	3,897
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue (BAM Insured) 5.000%, 8/1/24	1,340	1,592
Ysleta Independent School District, General Obligation, 4.000%, 8/15/25	1,140	1,272

		23,178

Utah—0.2%
Utah Transit Authority, Sales Tax Revenue, Sales Tax Revenue 5.000%, 6/15/25	250	305

Vermont—0.1%
Burlington, City of, Airport Revenue, (AGM Insured) 5.000%, 7/1/24	200	233

Virginia—1.2%
Riverside Regional Jail Authority, Jail Facility Revenue 5.000%, 7/1/26	1,250	1,519
Virginia College Building Authority,
Marymount University Revenue, 5.000%, 7/1/20(4)	200	216
Marymount University Revenue, 5.000%, 7/1/21(4)	400	433
Marymount University Revenue, 5.000%, 7/1/22(4)	195	210

		2,378

West Virginia—0.2%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	465

Wisconsin—1.2%
Wisconsin, State of, General Obligation 5.000%, 5/1/21	1,910	2,264

TOTAL MUNICIPAL BONDS (Identified Cost $176,447)			187,223

TOTAL LONG TERM INVESTMENTS—97.6% (Identified Cost $176,447)			187,223

	SHARES		VALUE

SHORT-TERM INVESTMENTS—1.3%

Money Market Mutual Fund—1.3%
BlackRock Liquidity Funds MuniCash Portfolio - Institutional Shares (seven-day effective yield 0.010%)	2,574,011	$	2,574

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,574)			2,574

TOTAL INVESTMENTS—98.9% (Identified Cost $179,021)			189,797(1)

Other assets and liabilities, net—1.1%			2,129

NET ASSETS—100.0%	$		191,926

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:
(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2015.
(3)	At September 30, 2015, 20.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $1,194 or 0.6% of net assets.

5

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$ 187,223	$ —	$ 187,223
Equity Securities:
Short-Term Investments	2,574	2,574	—

Total Investments	$ 189,797	$ 2,574	$ 187,223

There were no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of three diversified funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A.  SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited) (Continued)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITIES LENDING

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At September 30, 2015, the following Fund had securities on loan ($ reported in thousands):

	Market	Cash
	Value	Collateral

Emerging Markets Opportunities Fund	$12,617	$12,876

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited) (Continued)

investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At September 30, 2015, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3 — INDEMNIFICATIONS

Under the Trust’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote.

NOTE 4 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$10,040,450	$654,416	$(1,135,389)	$(480,973)
Low Duration Income Fund	221,758	1,406	(1,303)	103
Tax-Exempt Bond Fund	179,021	11,376	(600)	10,776

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-Squared Investments Inc., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter. On November 16, 2015, without admitting or denying the SEC’s findings, the Funds’ investment adviser consented to the entry of an order providing that it cease and desist from committing or causing any violations and future violations of Sections 204, 206(2) and 206(4) of the Investment Advisers Act of 1940, as amended, and Rules 204-2, 206(4)-1, 206(4)-7 and 206(4)-8 thereunder, and Section 34(b) of

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited) (Continued)

the Investment Company Act of 1940, as amended; agreed to a censure; and paid $16.5 million, which included a civil money penalty of $2 million, disgorgement of $13.4 million and prejudgment interest of $1.1 million.

NOTE 6—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Insight Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 11/25/2015

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 11/25/2015

* Print the name and title of each signing officer under his or her signature.